Net Loss and Unaudited Pro Forma Net Loss Per Share Attributable to Common Shareholders (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Earnings Per Share [Abstract]
Computation of the Basic and Diluted Net Loss Per Share Attributable to Common Shareholders

The following table sets forth the computation of the basic and diluted net loss per share attributable to common shareholders for the three and nine months ended September 30, 2018 and 2019, respectively (in thousands, except shares and per share amounts):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2018	2019	2018	2019
	(unaudited)
Net loss	$(8,292)	$(13,950)	$(33,176)	$(47,995)
Fair value adjustments to redemption value for Series E-1 convertible preferred stock options	(4)	—	(2)	(964)

Net loss attributable to common shareholders, basic and diluted	$(8,296)	$(13,950)	$(33,178)	$(48,959)

Weighted-average shares used in computing net loss per share	12,620,010	124,285,686	12,430,535	50,552,389

Net loss per share attributable to common shareholders, basic and diluted	$(0.66)	$(0.11)	$(2.67)	$(0.97)

The following table sets forth the computation of the basic and diluted net loss per share attributable to common shareholders (in thousands, except shares and per share amounts):

	Year ended December 31,
	2017	2018
Net loss	$(42,831)	$(46,447)
Fair value adjustments to redemption value for Series E-1 convertible preferred stock options	135	102

Net loss attributable to common shareholders, basic and diluted	$(42,696)	$(46,345)

Weighted-average shares used in computing net loss per share	12,196,998	12,629,778

Net loss per share attributable to common shareholders, basic and diluted	$(3.50)	$(3.67)

Weighted-Average Common Stock Equivalents were Excluded From Calculation of Diluted Net Loss Per Share Attributable to Common Shareholders

The following weighted-average common stock equivalents were excluded from the calculation of diluted net loss per share attributable to common shareholders for the three and nine months ended September 30, 2018 and 2019, respectively, as they had an anti-dilutive effect:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2018	2019	2018	2019
	(unaudited)
Convertible preferred stock (on as if converted basis)	92,790,094	—	92,764,348	61,641,506
Stock options issued and outstanding	14,801,784	17,466,409	14,489,718	17,096,516
Unvested restricted stock units	—	7,380	—	2,487
Common stock warrants	55,032	56,875	55,032	55,653
Convertible preferred stock warrant	56,875	—	56,875	37,708

Total	107,703,785	17,530,664	107,365,973	78,833,870

The following weighted-average common stock equivalents were excluded from the calculation of diluted net loss per share attributable to common shareholders for the periods presented as they had an anti-dilutive effect:

	Year ended December 31,
	2017	2018
Convertible preferred stock (on as if converted basis)	88,473,431	92,783,867
2009 Plan stock options issued and outstanding	12,022,454	14,368,063
2008 Plan stock options issued and outstanding	622,472	333,563
Common stock warrants	55,032	55,032
Convertible preferred stock warrants	56,875	56,875

Total	101,230,264	107,597,400

Summary of unaudited pro forma basic and diluted net loss per share attributable to common shareholders

The following table sets forth the computation of the unaudited pro forma basic and diluted net loss per share attributable to common shareholders (in thousands, except shares and per share amounts):

Year Ended December 31, 2018
Numerator:
Pro forma net loss attributable to common shareholders, basic and diluted	$(46,345)

Denominator:
Weighted-average shares used in computing net loss per share attributable to common shareholders, basic and diluted	12,629,778
Weighted-average shares of common stock issued upon assumed conversion of convertible preferred stock in an initial public offering	92,783,867
Weighted-average shares of common stock issued upon assumed conversion of a common stock warrant in an initial public offering	20,000

Weighted-average shares used in computing pro forma net loss per share attributable to common shareholders, basic and diluted	105,433,645

Pro forma net loss per share attributable to common shareholders, basic and diluted	$(0.44)